Note 6 - Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
6.      Leases:

Lease arrangements, under which the Company acts as the lessee

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. After two amendments to the agreement relating to change in occupied areas of the office space and renegotiated monthly rent in September 2010 and September 2011, in January 1, 2013, a third amendment was made and the new monthly rent was renegotiated down to Euro 2.5 or $3.4 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2013) and the annual adjustment for inflation increase plus 1% clause was removed. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged. General and administrative expenses for the three months ended March 31, 2013 and 2014 include $10 and $10, respectively, for rent expense.

Future minimum lease payments:

The Company's future minimum lease payments required to be made after March 31, 2014, related to the existing at March 31, 2014 leases are as follows:

Year ending December 31,	Office Lease
2014(Remainder)	31
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	441

8.           Leases:

A. Lease arrangements, under which the company acts as the lessee

i)      Operating lease M/T Delos:

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. Additionally, the Company agreed to pay $480 together with the first hire. The bareboat charter agreement was accounted for as operating lease. Charterers had certain options by the end of the normal charter period (five years) to purchase the vessel.

During the years ended December 31, 2011, 2012 and 2013, lease payments relating to the bareboat charters of the vessel were $2,380, $0 and $0 respectively and are included in Charter hire expense in the accompanying consolidated statements of comprehensive income/(loss). On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011. As of December 31, 2012 and 2013 the outstanding amount of the termination fee was $5,306 and $4,706 respectively (see Note 20).

ii)     Office lease:

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. In September 2010 the agreement was amended and the new monthly rent starting then was renegotiated down to Euro 41 or $55 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2010) and it was agreed to revert occupancy in certain areas of the leased office space by the end of April 2011, with all other terms remaining unchanged. On September 1, 2011, the agreement was amended again and the new monthly rent was renegotiated down to Euro 8 or $10.4 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). It was also agreed to revert occupancy in a larger area of the leased office space. In January 1, 2013, the agreement was amended again and the new monthly rent was renegotiated down to Euro 2.5 or $3.4 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2013) and the annual adjustment for inflation increase plus 1% clause was removed. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged. General and administrative expenses for the years ended December 31, 2011, 2012 and 2013 include $531, $127 and $40, respectively, for rent expense. As a result of the above mentioned agreements for the reversion of occupancy in certain areas of the leased office space the Company made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease, resulting in accelerated depreciation of $931 and $621 in 2011 and 2012 respectively which are included in the consolidated statement of comprehensive income/ (loss).

In May 2007, Top Tankers (U.K) Limited entered into a lease agreement for office space in London. The lease agreement was valid from June 2007 and would continue until either party gave to the other one calendar month written notice. The annual lease was GBP 20 or $32 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2009), payable quarterly in advance. In September 2010, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement was valid from September 2010 and would continue until either party gave to the other one calendar month written notice. The new annual lease was GBP 12 or $19 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012).  This agreement was terminated in September 30, 2012. General and administrative expenses for the years ended December 31, 2011, 2012 and 2013 include $19, $14 and $0, respectively, for rent expense.

In November 2009, Top Ships Inc. entered into a lease agreement for office space in London. The initial agreement was signed on November 15, 2009 and expired on November 14, 2010. The agreement was extended for another year with all terms remaining unchanged. On November 15, 2011 the agreement was extended for another year with all terms remaining unchanged. Finally the agreement was terminated on June 30, 2012. The monthly rent was GBP 26 or $42 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012). General and administrative expenses for the year ended December 31, 2011, 2012 and 2013 include $498, $247 and $0 for rent expense.

In September 2011, Top Ships Inc. entered into a lease agreement for office space in Monaco with Central Shipping Monaco SAM, a Company which is controlled by the Company's Chief Executive Officer and President. The monthly rent was Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). This agreement was extended up to December 2012 and then terminated. This termination did not result in any additional fees.  General and administrative expenses for the year ended December 31, 2012 and 2013 include $87 and $0 for rent expense respectively.

iii)   Future minimum lease payments:

The Company's future minimum lease payments required to be made after December 31, 2013, related to the existing at December 31, 2013 leases are as follows:

Year ending December 31,	Office Lease
2014	41
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	451

B. Lease arrangements, under which the company acts as the lessor

i)     Charter agreements:

All of the Company's time charters and bareboat charters are classified as operating leases. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of December 31, 2013, the Company did not operate any vessels and hence has no future time-charter receipts.